Rimrock Funds Trust

Explanatory Note

Attached for filing are exhibits containing interactive data format risk/return summary information to reflect the risk/return information filed pursuant to Rule 497(c) of the securities Act of 1933, as amended, with the U.S. Securities Exchange Commission on September 29, 2020 (Accession No. 0001213900-20-028757) to the Prospectus and Statement of Additional Information dated September 28, 2020. The sole purpose of the filing was to make clarifying changes to the Funds’ disclosure for the final offering prospectus.